Exhibit 99.2 Schedule 2

Exception Level
Run Date - 7/19/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
RBURXDONRP3	XX	XX		Credit	Credit	Resolved	Resolved	RBURXDONRP3-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file is missing a copy of the Flood Certificate.	1.45 DSCR exceeds min required 1.10	The lender provided evidence of flood insurance.	5.28.2024: Remains: Still need evidence of flood Certificate. The lender provided evidence of flood insurance. 5.29.2024: Resolved	5.28.2024: Remains: Still need evidence of flood Certificate. The lender provided evidence of flood insurance. 5.29.2024: Resolved
RBURXDONRP3	XX	XX		Credit	Credit	Resolved	Resolved	RBURXDONRP3-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The sponsor approval date is unknown. The subject note is dated 8.XX.2022.	1.45 DSCR exceeds min required 1.10	The lender provided the most recent renewal.	5.28.2024: Resolved	5.28.2024: Resolved
RBURXDONRP3	XX	XX		Credit	Credit	Resolved	Resolved	RBURXDONRP3-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file is missing a final HUD, signed or stamped.	1.45 DSCR exceeds min required 1.10		5.28.2024: Resolved HUD provided issue resolved	5.28.2024: Resolved
O1CTBLXSS1L	XX	XX		Credit	Credit	Resolved	Resolved	O1CTBLXSS1L-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The final funding sheet is missing from the loan file.	LTC 85.37% is below 90% Max by 4.63%	This is an express Sponsor; express approvals do not show on the UW package and are made in glass on the sponsor main page. See uploaded document for verification of approval made by credit management	5.28.2024: Resolved	5.28.2024: Resolved
O1CTBLXSS1L	XX	XX		Credit	Credit	Resolved	Resolved	O1CTBLXSS1L-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file is missing a copy of the Flood Certificate.	LTC 85.37% is below 90% Max by 4.63%	The lender provided the flood cert	5.28.2024: Resolved	5.28.2024: Resolved
O1CTBLXSS1L	XX	XX		Credit	Doc Issue	Resolved	Resolved	O1CTBLXSS1L-5MTB1GU3	Only Estimated HUD in file	* Only Estimated HUD in file (Lvl R)	The file is missing the final HUD executed by the borrower or stamped by the settlement agent.	LTC 85.37% is below 90% Max by 4.63%	The lender provided the final HUD	5.28.2024: Resolved.	5.28.2024: Resolved.
2YBUWYSHZHT	XX	XX		Credit	Credit	Resolved	Resolved	2YBUWYSHZHT-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final HUD is neither stamped nor signed.			5.09.2024: Resolved. Final HUD provided	5.09.2024: Resolved
XANNDDX5EJM	XX	XX		Credit	Credit	Resolved	Resolved	XANNDDX5EJM-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The supplemental policy indicates if insurance coverage is insufficient, the evidence of insurance must indicate replacement cost. The subject valuations in the file do not indicate a replacement cost value. The total value used in qualification is $XX. The evidence of insurance reflects a total coverage of $XX for all units. The loan file is missing proof the evidence of insurance has replacement cost.	Seasoned investor Blanket Loan -with 5 properties. The loan was approved with an LTV of 73.44%.	Property is a bulk loan and insurance coverage is sufficient for individual property listed on the policy. Insurance policy shows the sufficient coverage limits which meet the sq.ft. requirement per management discretion.	5.28.2024: Resolved	5.28.2024: Resolved
XANNDDX5EJM	XX	XX		Credit	Insurance	Resolved	Resolved	XANNDDX5EJM-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The policy supplement requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file did not include evidence of the premium for the insurance is paid.	Seasoned investor Blanket Loan -with 5 properties. The loan was approved with an LTV of 73.44%.	Please note insurance is under a Master Policy and therefore XX does not require master policy insurance to be paid at closing.	5.28.2024: Resolved	5.28.2024: Resolved
XANNDDX5EJM	XX	XX		Credit	Guidelines	Resolved	Resolved	XANNDDX5EJM-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for a loan term up to 36 months (not to exceed 60 months post-conversion) for Rental Hold loans. The subject rental hold loan closed with a loan term of 120 months. No approved exception in the loan file.		Uploaded please find the Guidelines for the Rental Hold loans.	5.16.2024: Resolved	5.16.2024: Resolved
VU4KT5OVV2O	XX	XX		Credit	Credit	Resolved	Resolved	VU4KT5OVV2O-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The loan approval is not available. Need updated approval.		Please note most recent renewal date is 6/XX/23, we are in the process of renewing the sponsor for 2024. The loans that funded for this sponsor were within the 90 day Tolerance.	5.09.2024: Resolved	5.09.2024: Resolved
VU4KT5OVV2O	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	VU4KT5OVV2O-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	The lender policy allows a max LTV of 75%. The loan closed with a LTV of 76.08%	Seasoned Investor 2 Personal Guarantors Loan is cross collateralized	Please note, we have management approval to fund with max LTV of 73.08% on this loan based on the XX Internal Valuation or the appraisal.	5.09.2024: Exception Acknowledged EV2.	5.09.2024: Exception Acknowledged EV2.
C5WAXS0Q5LK	XX	XX		Credit	Credit	Resolved	Resolved	C5WAXS0Q5LK-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The lender approval expiration date is unknown.		Please note most recent renewal date is 6/XX/23, we are in the process of renewing the sponsor for 2024. The loans that funded for this sponsor were within the 90 day Tolerance.	5.09.2024: Resolved	5.09.2024: Resolved
C5WAXS0Q5LK	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	C5WAXS0Q5LK-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	The lending policy allows a max LTV of 75% for a rent hold loan. The loan closed with a 80% LTV.	Seasoned Investor 2 personal Guarantors 1.129% DSCR exceeds min 1.10%	Please note, we have management approval to fund with max LTV of 80% on this loan based on the XX Internal Valuation or the appraisal.	5.09.2024: Exception acknowledged EV2.	5.09.2024: Exception acknowledged EV2.
DJZQVJTAWEI	XX	XX		Credit	Credit	Resolved	Resolved	DJZQVJTAWEI-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The signed or stamped HUD is missing from the loan file.		The lender provided the stamped HUD.	5.16.2024: Resolved.	5.16.2024: Resolved.
Y5ZGELUNYHJ	XX	XX		Credit	Guidelines	Active	2: Acceptable with Warnings	Y5ZGELUNYHJ-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	The policy indicates the appraisal report generally should not be older than 3 months (90 days) at closing. The appraisal is dated 11.XX.2022 (expires 1.31.2023), the subject loan closed 2.XX.2023. The file included an exception via email correspondence indicating the appraisal could be used.
11LBXUCI1AI	XX	XX		Credit	Credit	Resolved	Resolved	11LBXUCI1AI-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file included a construction budget reflecting a total budget amount of $XX. The final HUD reflect construction cost collected in the amount of $XX. The file did not include a budget to match the funds collected at closing.		XX property taxes are added to the construction budget by XX via the calculation: 1.25% of the purchase price. Property taxes are not within the construction budget. Enclosed Please find the Final Funding Sheet Under Construction Notes, it breaks down the rehab budget $XX and the Property taxes $XX for a Total of $XX.	3.02.2023: Resolved. XX property taxes are added to the construction budget by XX via the calculation: 1.25% of the purchase price. Property taxes are not within the construction budget. Enclosed Please find the Final Funding Sheet Under Construction Notes, it breaks down the rehab budget $XX and the Property taxes $XX for a Total of $XX.	3.02.2023: Resolved. XX property taxes are added to the construction budget by XX via the calculation: 1.25% of the purchase price. Property taxes are not within the construction budget. Enclosed Please find the Final Funding Sheet Under Construction Notes, it breaks down the rehab budget $XX and the Property taxes $XX for a Total of $XX.
0V01I0AYKKB	XX	XX		Credit	Credit	Resolved	Resolved	0V01I0AYKKB-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final master HUD is not executed by the borrower or stamped by the settlement agent.			5.09.2024: Resolved. Updated executed HUD proivded issue satisfied	5.09.2024: Resolved
KA41PMB3T4P	XX	XX		Credit	Credit	Resolved	Resolved	KA41PMB3T4P-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final master HUD is not executed by the borrower or stamped by the settlement agent.		The lender provided the stamped HUD.	5.28.2024: Resolved	5.28.2024: Resolved
3T4O5CYE0PR	XX	XX		Credit	Guidelines	Resolved	Resolved	3T4O5CYE0PR-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.			5.09.2024: Resolved. Need the guidelines to be dated to use for future reviews.	5.09.2024: Resolved. Need the guidelines to be dated to use for future reviews.
K0FUXIBCZZ3	XX	XX		Credit	Credit	Resolved	Resolved	K0FUXIBCZZ3-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The Funding Worksheet labeled as final (p.435) states the rehab type is No Rehab or construction and shows a rehab budget of $0. Additionally, the Notes state renovations will be completed prior to closing and show the as is value the same as the appraisal ARV of $XX (p.1064). The appraisal states: For the as repaired value there is a hypothetical condition applied that the subject remodel is done to code and according to the budget provided. The loan file is missing proof the renovation has been completed prior to closing as stated on the Funding Worksheet which would allow the ARV of $xx to be used as the as is value since the loan is not a rehab loan. It is to be noted, the file contains an email with photos from the Guarantor of the subject property rooms as evidence of completion; however, no documentation was provided that it is complete.		Please note, XX held the renovation loan. Uploaded into One Drive please find the Inspecton report, dated 11/2022 confirming the demo and the pictures provided by the guarantor confirming the renovation has been completed in the same building.	8/1/2023: Cleared. XX provided same photos from Sponsor for finished product as acceptable. The initial HUD with the holdback along with the before photos.	8/1/2023: Cleared. XX provided same photos from Sponsor for finished product as acceptable. The initial HUD with the holdback along with the before photos.
K0FUXIBCZZ3	XX	XX		Credit	Credit	Resolved	Resolved	K0FUXIBCZZ3-3MGROFI3	Title issue	* Title issue (Lvl R)	The preliminary title policy (p.612) and final title policy (p.939) shows two open tax liens for $XX, the loan file does not contain evidence they have been paid		Please Note, GC is working on getting a clear title report from the title company. The liens were part of our lender's instructions to be paid off at closing. I have uploaded into One Drive the Final HUD-1 to show these liens were paid off.	8/1/2023: Cleared. HUD shows the "unsecured tax lien x 2" as collected to be paid in full.	8/1/2023: Cleared. HUD shows the "unsecured tax lien x 2" as collected to be paid in full.
K0FUXIBCZZ3	XX	XX		Credit	Credit	Resolved	Resolved	K0FUXIBCZZ3-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file contains multiple conflicting Funding worksheets; however, it is missing the Final signed and dated Funding Worksheet.		Uploaded into One Drive please see the Final Funding Worksheet (XX does not sign the Final Funding worksheet.)	7/24/2023: Cleared. Final worksheet sent and XX does not require to be signed.	7/24/2023: Cleared. Final worksheet sent and XX does not require to be signed.
XMBJDWOA0UG	XX	XX		Credit	Guidelines	Resolved	Resolved	XMBJDWOA0UG-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 84 months.			5.09.2024: Resolved. Need guidelines dated to use for future reviews.	5.09.2024: Resolved. Need guidelines dated to use for future reviews.
YT5QGR51SAL	XX	XX		Credit	Credit	Resolved	Resolved	YT5QGR51SAL-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing evidence of the original purchase price in the amount of $XX. The property profile report reflects the last transfer on 6.XX.2020 for $XX.		Please see uploaded into One Drive the Title Report. Please note Page 71 has the Deed for this loan that states the PP of $XX that we used for approval.	5/16/2023: Cleared. Page 71 has the Deed for this loan that states the PP of $XX used for approval.	5/16/2023: Cleared. Page 71 has the Deed for this loan that states the PP of $XX used for approval.
I4OWZABXXFB	XX	XX		Credit	Credit	Resolved	Resolved	I4OWZABXXFB-3MGROFI3	Title issue	* Title issue (Lvl R)	The Purchase Agreement dated 9/XX/2022 (p.313) lists the seller as XX and the buyer as XX while the borrowing entity is XX. There is a Deed transferring the property from XX to XX dated 10/XX/2022 (p.262) and a Deed transferring the property from XXdated 2/28/2023 (prior to the subject purchase). Clarification is needed for the different transfers. The preliminary title (p.422) reflects the title vested to XX as of 2/XX/2023; however, per the deed transfer dated 10/X/2022 that would not be correct.		9/XX/2023: In regards to the Purchase Agreement, originally per the purchase contract dated 09/XX/2022 the buyer was XX. It appears they drafted all of the documents but never closed which is why we have an unrecorded deed showing XX as the Grantee, this should have been removed from system so there would not have been any confustion, as the loan ended up being put on hold of some sort until February of 2023 when it was assigned to XX is the correct seller.	9/6/2023: Resolved. Provided clarification. Prior deed transfer was never recorded as transaction was never completed.	9/6/2023: Resolved. Provided clarification. Prior deed transfer was never recorded as transaction was never completed.
I4OWZABXXFB	XX	XX	Credit	Insurance	Resolved	Resolved	I4OWZABXXFB-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount. The full rehab amount is $XX and the Builder's Risk coverage is $XX (p.332).	9/XX/2023: The $XX is sufficient insurance coverage for our loan. The total budget is $XX, they have a contingency of $XX which we don't count as hard costs.	9/1/2023: Remains. Provided the same policy with builders risk coverage of $XX. Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount. The full rehab amount is $XX. Provide the builders risk policy with coverage of $XX.
9/6/2023: Resolved. Coverage is sufficient per guidelines.	9/1/2023: Remains. Provided the same policy with builders risk coverage of $XX. Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount. The full rehab amount is $XX Provide the builders risk policy with coverage of XX.
9/6/2023: Resolved. Coverage is sufficient per guidelines.
3R4VKJOKGAH	XX	XX		Credit	Credit	Resolved	Resolved	3R4VKJOKGAH-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final master HUD is not executed by the borrower or stamped by the settlement agent.		The lender provided the final HUD	5.16.2024: Resolved	5.16.2024: Resolved
3R4VKJOKGAH	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	3R4VKJOKGAH-4GYDFZW4	Wrong appraisal form for single family home	* Wrong appraisal form for single family home (Lvl 2)	The policy requires full interior appraisal for loans with a note amount in excess of $1,000,000. The file included an exterior appraisal, and the note amount is $XX.	67.441% LTARV is below the Maximum 85% LTV by 17.559%.	Please note we could not get access to do interior inspection of this property until after closing of escrow, therefore only exterior inspection was completed for this loan.	5.16.2024: Exception Acknowledged EV2.	5.16.2024: Exception Acknowledged EV2.
ROZJMXBXKYC	XX	XX		Credit	Credit	Resolved	Resolved	ROZJMXBXKYC-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file is missing the flood cert.		9/XX/2023: Uploaded into One Drive please find the Flood Certification	9/22/2023: Resolved.	9/22/2023: Resolved.
ROZJMXBXKYC	XX	XX		Credit	Credit	Resolved	Resolved	ROZJMXBXKYC-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	The loan file is missing the appraisal for the subject properties. The file contains an invoice from XX (p.2151-2152); however, is missing the appraisal report.		9/XX/2023: Uploaded into One Drive please find the Appraisal Report	9/21/2023: Resolved. Appraisal provided.	9/21/2023: Resolved. Appraisal provided.
PTVKH4QLSCZ	XX	XX		Credit	Credit	Resolved	Resolved	PTVKH4QLSCZ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The recorded subordination agreement, item D, reflected the new loan amount (subject transaction) as of $XX. The subject loan amount is $XX.		Uploaded into One Drive please find the Amended Subordination Agreement that matches our loan amount of $XX	6/29/2023: Cleared. Received requested corrected document.	6/29/2023: Cleared. Received requested corrected document.
3VNZBEFBIUY	XX	XX		Credit	Credit	Resolved	Resolved	3VNZBEFBIUY-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final master HUD is not executed by the borrower or stamped by the settlement agent.			5.09.2024: Resolved Updated executed HUD proivded issue satisfied	5.09.2024: Resolved
34KXGK2SDFP	XX	XX		Credit	Guidelines	Resolved	Resolved	34KXGK2SDFP-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction to have a term not to exceed 36 months post-conversion, with a total term up to 60 months. The note confirms the term is 84 months.		Uploaded into the site is the Rental Hold Guidelines.	5.16.2024: Resolved	5.16.2024: Resolved
JJESCWMG3EY	XX	XX		Credit	Guidelines	Resolved	Resolved	JJESCWMG3EY-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 84 months.		Please find uploaded the Rental Hold Guidelines	5.17.2024: Resolved.	5.17.2024: Resolved.
JJESCWMG3EY	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	JJESCWMG3EY-2VK2K5UZ	Does not meet minimum loan amount requirements	* Does not meet minimum loan amount requirements (Lvl 2)	The required minimum loan amount per the final funding worksheet is $XX. The loan closed with a loan amount of $XX.	The DSCR of 1.988% is .838% above the minimum required of 1.15%.	Please clear exception. Loan was approved to fund at $XX from management. Please find Front end guidance attached.	5.17.2024: Remains. The Rent Hold Guidelines confirms Loan size on a single SFR property is $XX. The final loan amount is $XX 5.28.2024: Exception Acknowledged EV2.	5.17.2024: Remains. The Rent Hold Guidelines confirms Loan size on a single SFR property is $XX. The final loan amount is $XX. 5.28.2024: Exception Acknowledged EV2.
QCJIUGSM5HT	XX	XX		Credit	Guidelines	Resolved	Resolved	QCJIUGSM5HT-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 84 months		Uploaded into site is the Rental Hold guidelines.	5.16.2024: Resolved	5.16.2024: Resolved
LBKCBXJ25XS	XX	XX		Credit	Legal Docs	Resolved	Resolved	LBKCBXJ25XS-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file Is missing the repayment guaranty for XX		Please find Repayment Guaranty for XX uploaded.	5.16.2024: Remains. The documents were not uploaded for review. 5.29.2024: Resolved.	5.16.2024: Remains. The documents were not uploaded for review. 5.29.2024: Resolved.
LBKCBXJ25XS	XX	XX		Credit	Guidelines	Resolved	Resolved	LBKCBXJ25XS-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months		Uploaded please find the Rental Hold Guidelines.	5.16.2024: Remains. The documents were not uploaded for review. 5.29.2024: Resolved	5.16.2024: Remains. The documents were not uploaded for review. 5.29.2024: Resolved
OMHCUBRHUYL	XX	XX		Credit	Guidelines	Resolved	Resolved	OMHCUBRHUYL-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months			5.16.2024: Resolved. Revised Rental hold guidelines provided allowing for up to or greater than 5 years with proforma analysis.	5.16.2024: Resolved.
N0NK4IRYME1	XX	XX		Credit	Credit	Resolved	Resolved	N0NK4IRYME1-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final master HUD is not executed by the borrower or stamped by the settlement agent.			5.09.2024: Resolved. signed HUD 1 provided	5.09.2024: Resolved
V1FM1TUXOXR	XX	XX		Credit	Credit	Resolved	Resolved	V1FM1TUXOXR-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The lender approval expiration date is unknown.		Please note most recent renewal date is 6/XX/23, we are in the process of renewing the sponsor for 2024. The loans that funded for this sponsor were within the 90 day Tolerance.	5.09.2024: Resolved	5.09.2024: Resolved
E0OUDWEAHQS	XX	XX		Credit	Credit	Resolved	Resolved	E0OUDWEAHQS-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 4.07.2022 and the subject Note date is 7.XX.2023.		XX renewal expires 01/XX/2025 - See attached for sponsor UW package	5.17.2024: Resolved	5.17.2024: Resolved
R5RRUSKDRQX	XX	XX		Credit	Doc Issue	Resolved	Resolved	R5RRUSKDRQX-5MTB1GU3	Only Estimated HUD in file	* Only Estimated HUD in file (Lvl R)	The final master HUD is not executed by the borrower or stamped by the settlement agent. The file included an estimated loan settlement statement.		The lender provided the final HUD.	5.16.2024: Resolved.	5.16.2024: Resolved.
R5RRUSKDRQX	XX	XX		Credit	Guidelines	Resolved	Resolved	R5RRUSKDRQX-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months		Please find the Rental Hold Guidelines uploaded.	5.16.2024: Resolved	5.16.2024: Resolved
MTOPIKFJ55T	XX	XX		Credit	Credit	Resolved	Resolved	MTOPIKFJ55T-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The policy requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file included evidence of insurance, reflecting the premium amount due of $4,783. The final HUD did not reflect evidence the premium amount was paid.		The lender provided evidence insurance is paid in full.	5.28.2024: Resolved	5.28.2024: Resolved
UQIUIY42H1C	XX	XX		Credit	Credit	Resolved	Resolved	UQIUIY42H1C-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The Supplemental Policy requires Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The rehab budget amount is $XX and the builders risk coverage amount is only $XX.		Please note the Remarks section of the insurance which states the policy includes a 100% replacement clause.	5.16.2024: Resolved	5.16.2024: Resolved
XHRWML3UU4L	XX	XX		Credit	Doc Issue	Resolved	Resolved	XHRWML3UU4L-5MTB1GU3	Only Estimated HUD in file	* Only Estimated HUD in file (Lvl R)	The final HUD in the loan file is password protected and could not be viewed. The file only included an estimated HUD that was viewable.		Please note PW to open the Final HUD-1 is 1060	5.09.2024: Resolved	5.09.2024: Resolved
TM5H0CRUHW0	XX	XX		Credit	Credit	Resolved	Resolved	TM5H0CRUHW0-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD has not been signed or stamped.			5.29.2024: Resolved. signed HUD 1 provided	5.29.2024: Resolved.
LKBURYD3JZD	XX	XX		Credit	Credit	Resolved	Resolved	LKBURYD3JZD-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The Borrowers Final Settlement Statement is not signed by the borrower or stamped by the settlement agent.			5.29.2024: Resolved Signed HUD 1 provided	5.29.2024: Resolved
SFIB1DDVDZE	XX	XX		Credit	Credit	Resolved	Resolved	SFIB1DDVDZE-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The Supplemental Policy requires builder’s risk insurance with coverage equating to the full rehab budget amount. The budget amount is $XX and the builders risk coverage is only $XX.		Please note the Remark Section of the Hazard Insurance shows there is a 100% Replacement coverage.	5.17.2024: Resolved	5.17.2024: Resolved
QCTMHF2FLH3	XX	XX		Credit	Credit	Resolved	Resolved	QCTMHF2FLH3-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Supplemental Policy requires builder’s risk insurance with coverage equating to the full rehab budget amoun. The budget is $XX and the builders risk policy coverage is $XX.		Please note the remark section of the insurance shows 100% replacement coverage.	5.17.2024: Resolved.	5.17.2024: Resolved.
BZXS2J4EHXM	XX	XX		Credit	Insurance	Active	2: Acceptable with Warnings	BZXS2J4EHXM-7V8G8MVK	HOI	* Hazard Insurance (Lvl 2)	The supplemental policy requires when insurance coverage is insufficient, the evidence of insurance must indicate 100% replacement cost. The minimum coverage required is $XX. The evidence of insurance reflects dwelling coverage of $XX. The loan file does not contain proof the policy has 100% replacement cost.	75% LTV is below the Maximum 85% LTV by 10%.	Per management discretion, coverage of $XX was approved and considered sufficient. Please clear exception.	5.17.2024: Exception Acknowledged EV2.	5.17.2024: Exception Acknowledged EV2.
5X2BTPVBSE4	XX	XX		Credit	Insurance	Resolved	Resolved	5X2BTPVBSE4-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The supplemental policy indicates if insurance coverage is insufficient, the evidence of insurance must indicate replacement cost. The minimum required dwelling coverage is $XX. The evidence of insurance reflects coverage of $XX. The loan file is missing proof of replacement cost.		Uploaded please find the confirmation that all of the ALNA properties insurance have 100% replacement coverage.	5.17.2024: Resolved	5.17.2024: Resolved
QNKAXGNXG14	XX	XX		Credit	Credit	Resolved	Resolved	QNKAXGNXG14-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	The policy allows evaluations to be used in lieu of appraisals where the loan amount is less than $400,000. The loan contains XX evaluations. The loan amount is $XX; therefore, a full appraisal is required.		This was a multi-property loan where the individual property Value was less than 400,000 therefore it was approved by Management to use Limited Appraisal.	5.17.2024: Resolved	5.17.2024: Resolved
QNKAXGNXG14	XX	XX		Credit	Credit	Resolved	Resolved	QNKAXGNXG14-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	The Rent Hold Guidelines reflect Amortizing Loans with leverage greater than 75% (80% LTV max). The file included 4 XX reviews confirming a total combined value of $XX, resulting in a LTV of 81.16%.		Please find uploaded the 4 appraisal reports used for qualifying loan. Total combine Value is XX loan amount is 75% LTV.	5.28.2024: Resolved.	5.28.2024: Resolved.
DOZNGURBCD0	XX	XX		Credit	Credit	Resolved	Resolved	DOZNGURBCD0-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The loan file is missing evidence the hazard insurance policy is paid in full per lending policy.		Please note this is a master policy and XX does not require Master Policy Insurance coverage to be paid at closing. Please remove exception.	5.17.2024: Resolved.	5.17.2024: Resolved.
H43NM4F2RXS	XX	XX		Credit	Credit	Resolved	Resolved	H43NM4F2RXS-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The lender approval expiration date is unknown.		Please note most recent renewal date is 6/XX/23, we are in the process of renewing the sponsor for 2024. The loans that funded for this sponsor were within the 90 day Tolerance.	5.09.2024: Resolved	5.09.2024: Resolved
0X5RGNEKDAT	XX	XX		Credit	Legal Docs	Resolved	Resolved	0X5RGNEKDAT-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file is missing the repayment guaranty for the guarantors.			12/28/2023: Resolved. Provided requested document.	12/28/2023: Resolved. Provided requested document.
NHBJ2RYNCHV	XX	XX		Credit	Credit	Resolved	Resolved	NHBJ2RYNCHV-1KQ324AT	Construction Contract Missing	* Construction Contract Missing (Lvl R)	The loan file is missing the Budget.			5.17.2024: Resolved Budget Provided	5.17.2024: Resolved
FEI01RSPPQC	XX	XX		Credit	Credit	Resolved	Resolved	FEI01RSPPQC-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The sponsor approval date is unknown. The subject note is dated 11.XX.2023.			5.09.2024: Resolved Sponsor renewal with approval date provided	5.09.2024: Resolved
51EKMM5UOUA	XX	XX		Credit	Credit	Resolved	Resolved	51EKMM5UOUA-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	Sponsor approval expiration date is unknown; Note date is 10/XX/23.			1.16.2024: Resolved.Sponsor renewal with approval date provided	1.16.2024: Resolved.
D41CDNRZQJA	XX	XX		Credit	Insurance	Resolved	Resolved	D41CDNRZQJA-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The policy requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file included evidence of insurance, reflecting the premium amount due of $1218. The final HUD did not reflect evidence the premium amount was paid.		The lender provided an email from the agency confirming the policy is paid in full.	3.19.2024: Resolved. The lender provided an email from the agency confirming the policy is paid in full.	3.19.2024: Resolved. The lender provided an email from the agency confirming the policy is paid in full.
ICQYZ33R5I2	XX	XX		Credit	Guidelines	Resolved	Resolved	ICQYZ33R5I2-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The LTC calculated during the audit review is 90.66% ($XX + $767,557 + $63,087.65 + $238,158.05 = 90.66%) . The program guidelines allow for a LTC of up to 90%; therefore, the loan fails to meet the required LTC.		Our LTC is calculated by also adding the adjustment Fee (XX + $767,557 + $63,087.65 + $238,158.05+28,404.56 (Adj) = 89.81%)	7.17.2024: Resolved	7.17.2024: Resolved
HODI11N3K0K	XX	XX		Credit	Insurance	Active	2: Acceptable with Warnings	HODI11N3K0K-7V8G8MVK	HOI	* Hazard Insurance (Lvl 2)	The lending supplement policy requires Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount (excluding soft costs). The inspection report dated 2.XX.2024, indicates the hard costs for construction remaining are $XX, the Builders Risk reflects coverage of $XX.	$XX. Construction Holdback exceeds the $XX shortage of Risk Coverage Borrowers and Guarantors to maintain $XX, liquidity tested semi annually Seasoned Borowers 2 Guarantors	Uploaded is the management approval for the Builder's Risk.	5.17.2024: Exception Acknowledged EV2.	5.17.2024: Exception Acknowledged EV2.
HODI11N3K0K	XX	XX		Valuation	Doc Issue	Active	2: Acceptable with Warnings	HODI11N3K0K-7L11HSSH	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl 2)	The subject appraisals are dated 10.xx.2023, which expired 1.17.2024 and the subject note is dated 2.XX.2024. The loan file contains an approved exception for the expired appraisals.	$XX. Construction Holdback exceeds the $XX shortage of Risk Coverage Borrowers and Guarantors to maintain $XX, liquidity tested semi annually Seasoned Borowers 2 Guarantors
RH3MLR1LVMS	XX	XX		Credit	Title Policy	Resolved	Resolved	RH3MLR1LVMS-H03GLEHV	Title Issue	* Title Issue (Lvl R)	The preliminary title reflects the property is currently vested in the name ofXX. The transaction is a refinance, the loan closed in the name of XX.		The lender provided the deed reflecting transfer from XX to XX	3.19.2024: Resolved. The lender provided the deed reflecting transfer from XX to XX	3.19.2024: Resolved. The lender provided the deed reflecting transfer from XX to XX
K3VWYSUKYPL	XX	XX		Credit	Credit Documents	Resolved	Resolved	K3VWYSUKYPL-N0AFQ8X3	Valid ID - Missing	* Valid ID - Missing (Lvl R)	The photo ID for the Guarantor expired 10.XX.2023. The subject loan closed 11.XX.2023.			12/28/2023: Resolved. Provided updated license for the guarantor with expiration date of 1/1/2026.	12/28/2023: Resolved. Provided updated license for the guarantor with expiration date of 1/1/2026.
K3VWYSUKYPL	XX	XX		Credit	Credit	Resolved	Resolved	K3VWYSUKYPL-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The purchase contract reflects the buyer as XX. The loan closed in the name of XX The file did not include an addendum or assignment.			12/28/2023: Resolved. Provided the requested document	12/28/2023: Resolved. Provided the requested document
NZISKDEF54M	XX	XX		Credit	Title Policy	Resolved	Resolved	NZISKDEF54M-H03GLEHV	Title Issue	* Title Issue (Lvl R)	The preliminary title reflects the property is currently vested in the name of XX The transaction is a refinance, the loan closed in the name of XX.		The lender provided the deed reflecting transfer to XX	3.19.2024: Resolved. The lender provided the deed reflecting transfer to XX	3.19.2024: Resolved. The lender provided the deed reflecting transfer to XX
E0L30ZYB2QU	XX	XX		Credit	Title Policy	Resolved	Resolved	E0L30ZYB2QU-H03GLEHV	Title Issue	* Title Issue (Lvl R)	The preliminary title reflects the property is currently vested in the name of XX The transaction is a refinance, the loan closed in the name of XX.		The lender provided the deed reflecting transfer to XX	3.19.2024: Resolved. The lender provided the deed reflecting transfer to XX	3.19.2024: Resolved. The lender provided the deed reflecting transfer to XX
LAFZBYLFRCW	XX	XX		Credit	Credit	Resolved	Resolved	LAFZBYLFRCW-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 5.XX.2022 and the subject Note date is 11.XX.2023.	Approved LTC of 85% is 5% below max LTC of 90% All Rehab fees collected at funding	The lender provided the updated approval	5.28.2024: Resolved	5.28.2024: Resolved
VWRWFSXOY1E	XX	XX	Credit	Credit	Resolved	Resolved	VWRWFSXOY1E-DV9J6DWA	Zoning compliance is illegal	* Zoning compliance is illegal (Lvl R)	The appraiser indicated the zoning is illegal for the type of dwelling the borrower is building. Please note when inspected the subject was being renovated as a duplex, with separate meters, separate kitchens and without common entrance. Per the lender the subject is to be appraised as a single family. which it has been. When renovations are completed, unless the subject configuration changes per the Town of XX the subject use will be considered to be a duplex, The subjects renovation was permitted as a duplex. Single Family currently homes are not permitted, per the Town of XX. If single family use is desired the subject will have to reapply for zoning change, and if changed to Single Family cannot revert back to duplex,	Approved zoning for proposed SFR with accessory unit was provided.	5/31/2024: Remains. Permits for building, plumbing and mechanical were received. The zoning needs to be changed with the zoning office and documentation provided as legal zoning for the property type.
6/13/2024: Remains. No documents received from zoning changing to SFR with AUD received.
6.20.2024: Resolved	5/31/2024: Remains. Permits for building, plumbing and mechanical were received. The zoning needs to be changed with the zoning office and documentation provided as legal zoning for the property type.
6/13/2024: Remains. No documents received from zoning changing to SFR with AUD received.
6.20.2024: Resolved
0PN5QNAEPMD	XX	XX		Credit	Credit	Resolved	Resolved	0PN5QNAEPMD-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The lender approval for XX is unknown. The sponsor/entity file is missing the loan approval to determine the expiration date for the property review.		Thayer Homes: Renewal Expiration date is 12/XX/2024	5.17.2024: Resolved	5.17.2024: Resolved
0CTBCCYQB5H	XX	XX		Credit	Guidelines	Resolved	Resolved	0CTBCCYQB5H-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The LTC calculated during the audit review is 95.49% ($XX + $2,144,500 + $616,000 + $500,000 = 95.49%) . The program guidelines allow for a LTC of up to 90%; therefore, the loan fails to meet the required LTC.		Our LTC calculated by also adding the Adjustments ($XX + $2,144,500 + $616,000 + $500,000 + 545,015.01 (Adj) = 88.58) .	7.17.2024: Resolved	7.17.2024: Resolved
TIV4CEE5MQ1	XX	XX		Credit	Credit	Resolved	Resolved	TIV4CEE5MQ1-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 4.XX.2022 and the subject Note date is 1.XX.2024.		Their renewal expires 01/XX/2025	5.17.2024: Resolved	5.17.2024: Resolved
DT1GR3HW5VK	XX	XX		Credit	Credit	Resolved	Resolved	DT1GR3HW5VK-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The seller XX indicated on the Final Master HUD (pg 88) and Final Buyer's Statement (pg 86) does not match the seller's names (XX) indicated as vested on title, on the purchase contract, and on the appraisal. The loan file is missing a Final HUD with the correct seller that matches the vesting on title.		Uploaded proof that XX are part of XX.	4.19.2024: Resolved. Uploaded proof that XX are part of XX	4.19.2024: Resolved. Uploaded proof that XX are part of XX
OCNUOZBF5WS	XX	XX		Credit	Credit	Resolved	Resolved	OCNUOZBF5WS-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The policy requires evidence that the premium is paid in full through one of the following options: (1) insurance certificate marked paid in full; (2) final HUD reflecting funds collected for insurance premium or (3) email from insurance agent confirming it’s been paid. The file did not include evidence of the premium for the insurance is paid.		Please note that XXs is under a Master Policy and XX does ot require insurance under master policies to be paid off.	4.19.2024: Resolved. Please note that XX is under a Master Policy and XX Capital does ot require insurance under master policies to be paid off.	4.19.2024: Resolved. Please note that XX is under a Master Policy and XX does ot require insurance under master policies to be paid off.
2XQVJ4LKEVI	XX	XX		Credit	Credit	Resolved	Resolved	2XQVJ4LKEVI-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The loan file is missing the Note.			5.17.2024: Resolved Subject Note provided	5.17.2024: Resolved
0EV0EJ35ORR	XX	XX	Credit	Credit	Active	2: Acceptable with Warnings	0EV0EJ35ORR-H24EV2N2	Lender Approval	* Lender Approval (Lvl 2)	The Sponsor approval expired 11.XX.2023 for XX. The subject Note date is 3.XX.2024 which is 16 months after the last approval of the Entity/Sponsor.	Seasoned Investors LTC 82.064% Max allowed 90%	Note from Credit management approving loans funded after expiration: CLO and SCO approve to fund loan pending sponsor renewal as package is fully collected with verified liquidity of $XX and equity of $XX. Write up just needs to be completed.	5.17.2024: Remains. The approval expiration is 11.XX.2023. Sponsor approvals and/or renewals are good for up to 15 months which makes the expiration date 2.18.2024. The loan closed 3.XX.2024. Still awaiting updated approval
5.28.2024: Exception Acknowledged EV2.

5.17.2024: Remains. The approval expiration is 11.XX.2023. Sponsor approvals and/or renewals are good for up to 15 months which makes the expiration date 2.18.2024. The loan closed 3.XX.2024. Still awaiting updated approval
5.28.2024: Exception Acknowledged EV2.

EOSWHV0J3FQ	XX	XX		Credit	Credit	Resolved	Resolved	EOSWHV0J3FQ-4D09603M	HOA Certificate	* HOA Certificate (Lvl R)	Both properties are condominiums; however, the appraisal has $0 for the HOA fee for both and there is no HOA documents to verify there is no HOA fee.		The owner(s) can form an HOA after the property is built, but they are not required to. Since this is just 2 units without any common area resources like a pool they may not form an HOA and therefore 0 HOA fee.	5.29.2024: Resolved.	5.29.2024: Resolved.
EOSWHV0J3FQ	XX	XX		Credit	Credit	Resolved	Resolved	EOSWHV0J3FQ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The DOT has the properties as XX; however, the appraisals have XX. The property addresses on the Security Instrument and the appraisals should match.		These are newly built properties, and we did not have the updated address at the time?)- with new builds the official “mailing address” may not yet be known. We use whatever the best guess expectation is at the time of underwriting. What matters is the legal description, that is the true identifier of the geological location we are lending on. The Legal Desc must match throughout the documents.	5.29.2024: Resolved	5.29.2024: Resolved
EOSWHV0J3FQ	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	EOSWHV0J3FQ-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl 2)	The appraisal for each property states the property is subject to completion; however, the subject loan is not a construction or rehab loan. The loan file is missing the required As Is appraisal for both properties.	Credit Holdback added to cover incomplete status	They were aware the property was not 100% completed at the time of funding. As we approached the funding date and after looking at inspection pictures, we noticed that the project would not be complete before the funding of the bridge loan so we added a credit holdback. On 3/11, we changed the rehab status from “complete” to “in-progress” Please see the approval from management uploaded.	5.29.2024: Remains. The lending policy requires an AS IS value. The appraisal reflects a subject to value only. 6.10.2024: Exception Acknowledged EV2.	5.29.2024: Remains. The lending policy requires an AS IS value. The appraisal reflects a subject to value only. 6.10.2024: Exception Acknowledged EV2.
NQF1TGE44OZ	XX	XX		Credit	Credit	Resolved	Resolved	NQF1TGE44OZ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The final Loan Submission Funding Sheet is not in the file.			7.09.2024: Resolved. Final Loan Submission Funding Worksheet.	7.09.2024: Resolved.
0MORVI1ESDN	XX	XX		Credit	Credit	Resolved	Resolved	0MORVI1ESDN-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The HUD (P 112) is not signed or stamped.		The lender provided the stamped HUD.	7.12.2024: Resolved	7.12.2024: Resolved
P5C5CE0J2IA	XX	XX		Credit	Credit	Resolved	Resolved	P5C5CE0J2IA-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 03/XX/2023 and the subject Note date is 05/XX/2024.		sponsor was approved 4/XX/2024 - the loan funded after that on 5/XX/2024 - proof of sponsor approval is highlighted attached	7.09.2024: Resolved	7.09.2024: Resolved
IHXWZZUGIUZ	XX	XX		Credit	Insurance	Resolved	Resolved	IHXWZZUGIUZ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The policy supplement requires Renovation loans where square footage is being added requires builder’s risk insurance with coverage equating to replacement cost plus rehab budget amount for the addition. The evidence of insurance in the original file p.197 reflects coverage amount of $XX. The appraisal p.1049 shows the replacement cost as $XX + the rehab budget of $XX. The Builder’s Risk insurance does not provide sufficient coverage.		Please note this is a ground up construction with coverage over our total rehab budget. There is no need for replacement cost as there is no structure on the land. The replacement cost on the appraisal is a future estimated RC, it's not for right now.	7.18.2024: Resolved	7.18.2024: Resolved
0O4OMVURLML	XX	XX		Credit	Credit	Resolved	Resolved	0O4OMVURLML-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 04/XX/2023 and the subject Note date is 05/XX/2024.		The loan funded 6/XX/24 - the sponsor was approved 6/XX/2023 to 6/XX/2024 - the loan funded while the sponsor was still in Approved status - see attached	7.09.2024: Resolved	7.09.2024: Resolved
FXIKAPA2RWA	XX	XX		Credit	Credit	Resolved	Resolved	FXIKAPA2RWA-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval for XX, expiration date is 4/XX/2023. The Note date is 3/XX/2024.		Loan funded 4/XX/2024 - Sponsor was approved 4/XX/2024 at 12:08PM PST please see attached	7.09.2024 Resolved Note Provided	7.09.2024 Resolved
FXIKAPA2RWA	XX	XX		Credit	Credit	Resolved	Resolved	FXIKAPA2RWA-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The file is missing the Note.			7.09.2024: Resolved Note Provided	7.09.2024: Resolved
1QX5GMZXL3K	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	1QX5GMZXL3K-H24EV2N2	Lender Approval	* Lender Approval (Lvl 2)	The Sponsor approval for XX, expired on 1/XX/2024. The Note date is 5/XX/2024.	2 Guarantors 73.5% LTV is 9.5% less than max of 80% Loan was approved under the 90 day rule by the CRM	loan funded 5/XX/2024 - Loan was approved under the 90 day rule by the CRM	7.09.2024: Exception Acknowledged EV2.	7.09.2024: Exception Acknowledged EV2.
TQ0VMNRTPPE	XX	XX		Credit	Credit	Resolved	Resolved	TQ0VMNRTPPE-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 01/XX/2024 and the subject Note date is 05/XX/2024.		Loan Funded 5/XX/24, Sponsor approved 5/XX/24 and Note Date 5/XX/24. Please see attached.	7.09.2024: Resolved.	7.09.2024: Resolved.
KYOSG3DPYJD	XX	XX		Credit	Credit	Resolved	Resolved	KYOSG3DPYJD-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The file is missing the final Loan Submission Funding Worksheet.			7.09.2024: Resolved. Final Loan Submission Funding Worksheet.	7.09.2024: Resolved.
YLBEWE5C035	XX	XX		Credit	Insurance	Resolved	Resolved	YLBEWE5C035-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The policy supplement requires XX improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The evidence of insurance p.141, reflects coverage amount of $XX. The appraisal p.715, reflects the cost new amount as $XX.		Per management approval, Ok to accept coverage at $175 per SF even though the XX is $190 per SF because the property will be demoed over the course of the next loan.	7.10.2024: Resolved	7.10.2024: Resolved
2CGEDXRVBNI	XX	XX		Credit	Credit	Resolved	Resolved	2CGEDXRVBNI-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 04/XX/2023 and the subject Note date is 05/XX/2024.		loan funded 5/XX/2024 - The sponsor was approved 4/XX/2024 prior to the loan funding. Please see the approval data uploaded.	7.10.2024: Resolved	7.10.2024: Resolved
RUDVLTFDJOI	XX	XX		Valuation	ValuationWaterfall	Resolved	Resolved	RUDVLTFDJOI-P672VUEJ	Full appraisal required. Form Type	* Full appraisal required. Form Type (Lvl R)	The policy, page 18, allows evaluations to be used in lieu of appraisals where the loan amount is less than $400,000. The loan contains a XX evaluation p.777. The loan amount is $XX; therefore, a full appraisal is required.			7.18.2024: Resolved Appraisal Provided	7.18.2024: Resolved
GFBVNXNOF13	XX	XX		Credit	Credit	Resolved	Resolved	GFBVNXNOF13-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The sponsor approval for XX expired 3/XX/23 and the Note is dated 5/XX/24.		Please note the approval uploaded. Sponsor Approved 8/XX/23 they are current on their sponsor approval and within guidelines of the Note dated 5/XX/24	7.17.2024: Resolved	7.17.2024: Resolved
GFBVNXNOF13	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	GFBVNXNOF13-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl 2)	The policy supplement requires Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The evidence of insurance p.251, reflects coverage amount of $xx. The appraisal p.240, reflects the cost new amount as $XX. The file contains an email p.252 stating the insurance agent stated that the maximum coverage amount allowed for XX is $XX. The file included an approved exception in an email response stating, since its new construction we can use the budget amount for the replacement cost, it was $XX.	LTV per lowest value of 50.33% is 34.67% lower than the 85% Max progam LTV
411S3HKO3AH	XX	XX		Credit	Credit	Resolved	Resolved	411S3HKO3AH-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final HUD p.64 is missing the signature page.		Please note, there is no signature page on this Final HUD-1. It is certified.	7.18.2024: Resolved	7.18.2024: Resolved
EN3HO5CSQDD	XX	XX		Credit	Credit	Resolved	Resolved	EN3HO5CSQDD-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final HUD p.154 is not signed or stamped.			7.18.2024: Resolved Final HUD1 provided	7.18.2024: Resolved
I4OWZABXXFB	XX	XX		Credit	Credit	Resolved	Resolved	I4OWZABXXFB-3MGROFI3	Title issue	* Title issue (Lvl R)	The Purchase Agreement dated 9/XX/2022 (p.313) lists the seller as XX and the buyer as XX while the borrowing entity is XX. There is a Deed transferring the property from XX dated 10/XX/2022 (p.262) and a Deed transferring the property from XX dated 2/XX/2023 (prior to the subject purchase). Clarification is needed for the different transfers. The preliminary title (p.422) reflects the title vested to XX as of 2/XX/2023; however, per the deed transfer dated 10/XX/2022 that would not be correct.		9/XX/2023: In regards to the Purchase Agreement, originally per the purchase contract dated 09/XX/2022 the buyer was XX. It appears they drafted all of the documents but never closed which is why we have an unrecorded deed showing XX as the Grantee, this should have been removed from system so there would not have been any confustion, as the loan ended up being put on hold of some sort until February of 2023 when it was assigned to XX is the correct seller.	9/6/2023: Resolved. Provided clarification. Prior deed transfer was never recorded as transaction was never completed.	9/6/2023: Resolved. Provided clarification. Prior deed transfer was never recorded as transaction was never completed.
I4OWZABXXFB	XX	XX	Credit	Insurance	Resolved	Resolved	I4OWZABXXFB-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount. The full rehab amount is $XX and the Builder's Risk coverage is $XX (p.332).	9/XX/2023: The $XX is sufficient insurance coverage for our loan. The total budget is $XX, they have a contingency of $XX which we don't count as hard costs.	9/1/2023: Remains. Provided the same policy with builders risk coverage of $XX. Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount. The full rehab amount is $XX. Provide the builders risk policy with coverage of $XX
9/6/2023: Resolved. Coverage is sufficient per guidelines.	9/1/2023: Remains. Provided the same policy with builders risk coverage of $XX. Lending policy requires construction loans to have builder's risk insurance with coverage equating to the full rehab amount. The full rehab amount is $XX. Provide the builders risk policy with coverage of $XX.
9/6/2023: Resolved. Coverage is sufficient per guidelines.
3R4VKJOKGAH	XX	XX		Credit	Credit	Resolved	Resolved	3R4VKJOKGAH-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final master HUD is not executed by the borrower or stamped by the settlement agent.		The lender provided the final HUD	5.16.2024: Resolved	5.16.2024: Resolved
3R4VKJOKGAH	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	3R4VKJOKGAH-4GYDFZW4	Wrong appraisal form for single family home	* Wrong appraisal form for single family home (Lvl 2)	The policy requires full interior appraisal for loans with a note amount in excess of $1,000,000. The file included an exterior appraisal, and the note amount is $XX.	67.441% LTARV is below the Maximum 85% LTV by 17.559%.	Please note we could not get access to do interior inspection of this property until after closing of escrow, therefore only exterior inspection was completed for this loan.	5.16.2024: Exception Acknowledged EV2.	5.16.2024: Exception Acknowledged EV2.